11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Level 1 of fair value hierarchy
Assets
Fair value - Cash	$ 182,794
Fair value - Restricted cash	167,910
Fair value - Assets	350,704	$ 607,233
Fair value - Cash		518,196
Fair value - Restricted cash		4,175
Fair value - Investments - available for sale		84,862
Level 2 of fair value hierarchy
Assets
Fair value - Cash	0
Fair value - Restricted cash	0
Fair value - Assets	0	0
Fair value - Cash		0
Fair value - Restricted cash		0
Fair value - Investments - available for sale		0
Level 3 of fair value hierarchy
Assets
Fair value - Cash	0
Fair value - Restricted cash	0
Fair value - Assets	0	0
Fair value - Cash		0
Fair value - Restricted cash		0
Fair value - Investments - available for sale		0
Fair value - Cash	182,794
Fair value - Restricted cash	167,910
Fair value - Assets	$ 350,704	607,233
Fair value - Cash		518,196
Fair value - Restricted cash		4,175
Fair value - Investments - available for sale		$ 84,862